Non-current assets held for sale (Details) $ in Millions, $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CAD ($)	Jun. 30, 2022 CAD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Aker BP [Member]
Assets and liabilities held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners				$ 595
Proportion of ownership interest in associate		27.90%
Aker BP Lundin [Member]
Assets and liabilities held for sale [Line Items]
Proportion of ownership interest in associate		15.90%
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners	$ 6,858				$ 1,652
Liabilities included in disposal groups classified as held for sale	2,571				$ 359
Gains (losses) on disposals of investments	904
ANGOLA
Assets and liabilities held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners	5,451
Liabilities included in disposal groups classified as held for sale	2,202
Sunrise Oil Sands [Member]
Assets and liabilities held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners	1,407
Liabilities included in disposal groups classified as held for sale	$ 369
Cenovus Energy Inc [Member]
Assets and liabilities held for sale [Line Items]
Consideration paid (received)		$ 600
Sale Of Property, Plant And Equipment, And Losing Control Of Subsidiaries Or Other Businesses, Contingent Receivable			$ 600
Contingent consideration, proportion of ownership interest in financial asset		35.00%
Cenovus Energy Inc [Member] | Sunrise Oil Sands [Member]
Assets and liabilities held for sale [Line Items]
Proportion of ownership interest in joint venture		50.00%